Pursuant to the Fund's procedures adopted under Rule 10f-3, the Fund's Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Global Real Estate Fund
Issuer	Invincible Investment Corporation
Ticker/Sedol	8963.T / B00STP1
Principal Amount (US$)	388,116,750
Principal Amount (Foreign$)	59,769,979,500 JPY
Amount Purchased (US$)	2,580,849
Amount Purchased (Foreign$)	395,540,838 JPY
Trade Date	7/24/2024
Price (US$)	413.00
Price-Foreign	63,602 JPY
Underwriter	SMBC Nikko Securities
Other Syndicate Members:	Mizuho Securities Co Ltd
Mitsubishi UFJ Morgan Stanley Securities
Mizuho International PLC
Morgan Stanley & Co International PLC
Nomura International PLC
SMBC Nikko Capital Marke
Morgan Stanley MUFG Securities Co Ltd
Nomura Securities Co Ltd

Underwriting Spread	3.21%
Currency	JPY

Fund	Global Real Estate Fund
Issuer	Japan Metropolitan Fund Investment Corp
Ticker/Sedol	8953.T / 6513342
Principal Amount (US$)	141,301,427
Principal Amount (Foreign$)	20,287,352,400 JPY
Amount Purchased (US$)	2,399,004
Amount Purchased (Foreign$)	344,496,852 JPY
Trade Date	10/1/2024
Price (US$)	659.36
Price-Foreign	94,668 JPY
Underwriter	MSCO
Other Syndicate Members:	Mizuho Bank Ltd
SMBC Nikko Securities inc
Mitsubishi UFJ Morgan Stanley Securities Co
Nomura Securities Co Ltd
Daiwa Securities Co Ltd

Underwriting Spread	3.06%
Currency	JPY